Series A Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Series A Preferred Stock [Abstract]
Series A Preferred Stock

10. Series A Preferred Stock

As of March 31, 2026 and December 31, 2025, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to a convertible promissory note, dated April 17, 2023, between Envoy Medical Corporation and GAT (the “Envoy Bridge Note”), the Sponsor Support Agreement and the Subscription Agreement, the Company has outstanding an aggregate of 4,126,667 shares of Series A Preferred Stock as of March 31, 2026 and December 31, 2025. Series A Preferred Stock was originally issued to the following investors:

●	1,000,000 shares of Series A Preferred Stock to GAT pursuant to the Envoy Bridge Note;

●	2,500,000 shares of Series A Preferred Stock to the Sponsor pursuant to the Sponsor Support Agreement; and

●	1,000,000 shares of Series A Preferred Stock to certain affiliates of the Sponsor in the PIPE Transaction pursuant to the Subscription Agreement.

As described subsequently in this note, on December 20, 2024, the Company entered into a Conversion and Waiver Agreement with the Sponsor whereby 373,333 shares of Series A Preferred Stock were converted into Class A Common Stock resulting in a remaining 2,126,667 shares of Series A Preferred Stock held by Sponsor pursuant to the Sponsor Support Agreement as of March 31, 2026 and December 31, 2025.

The holders of the Series A Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion Rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of Class A Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of March 31, 2026 and is adjustable for certain dilutive events.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per share per annum (“Regular Dividend”). The Regular Dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. If the Company fails to pay the Regular Dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%. The Company did not pay Regular Dividends starting in the quarter ended September 30, 2025 or during any following quarters.

Specifically, pursuant to the 2,126,667 shares of Series A Preferred Stock outstanding subject to the Sponsor Support Agreement, any dividends arising will accrue and not require timely payment at any time when the Company has less than $10,000 of net tangible assets. The Company did not satisfy the $10,000 net tangible asset requirement until the quarter ended March 31, 2026. Accordingly, the Company deferred payment of dividends related to the Series A Preferred Stock held by the Sponsor. As of March 31, 2026 and December 31, 2025, the Company had accrued unpaid Regular Dividends of $3,265 and $2,628, respectively. Upon satisfying the net tangible asset requirement as of March 31, 2026, the Company recognized an additional $79 of dividends. The $79 of additional dividends has been accrued on the $2,628 of previously accrued and unpaid dividends payable to the Sponsor, calculated based on the annual dividend rate prorated for the quarter. The $637 of Regular Dividends subject to the Sponsor Support Agreement and earned during the quarter ended March 31, 2026 will accrue $19 of additional dividends per quarter under the same dividend terms, provided the Company satisfies the $10,000 net tangible asset requirement. The additional dividends will continue to accrue until either the dividends are paid or the Company is no longer above the net tangible asset threshold.

With respect to the holders of the Series A Preferred Stock other than the Series A Preferred Stock subject to the Sponsor Support Agreement held by the Sponsor, the Company had accrued unpaid Regular Dividends of $1,734 and $1,134 as of March 31, 2026 and December 31, 2025, respectively. As of March 31, 2026 and December 31, 2025, an additional dividend of $50 and $16, respectively, has been accrued for the unpaid Regular Dividends owed to the holders of the Series A Preferred Stock not subject to the Sponsor Support Agreement as described above. The additional dividends will continue to accrue until the dividends are paid.

The holders of Series A Preferred Stock are also entitled to dividends or distributions (“Participating Dividends”) senior to Class A Common Stock of the Company when such dividends are declared. There were no Participating Dividends declared as of March 31, 2026.

Liquidation Preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the Class A Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, if such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, had converted such shares of Series A Preferred Stock into Class A Common Stock.

Sponsor Induced Conversion

On December 20, 2024 (the “Effective Date”), the Company entered into a Conversion and Waiver Agreement (the “Conversion Agreement”) with the Sponsor.

As of the Effective Date of the Conversion Agreement, the Sponsor was the holder of 2,500,000 shares of the Company’s Series A Preferred Stock and the Contingent Sponsor Shares. The Contingent Sponsor Shares were unvested and subject to certain restrictions and risk of forfeiture under the Sponsor Support Agreement until certain milestones were achieved.

Pursuant to the terms of the Conversion Agreement, the Sponsor and the Company agreed that, upon the Effective Date of the Conversion Agreement: (i) the Sponsor waived the Company’s obligation to pay the $3,733 of dividends accrued on the Series A Preferred Stock as of the Effective Date; (ii) the Company waived the restriction and vesting requirement for the Contingent Sponsor Shares, making these shares unrestricted and freely tradable; (iii) the Company agreed to make a voluntary, temporary reduction in the conversion price, pursuant to the terms of the Certificate of Designation, of all of the outstanding shares of Series A Preferred Stock effective December 20, 2024 through January 20, 2025 from $11.50 per share of Class A Common Stock issuable upon conversion of a share of Series A Preferred Stock to $3.63 per share (the “Conversion Price Reduction”), with the conversion ratio determined by dividing the $10.00 original issue price of the Series A Preferred Stock by such Conversion Price; and (iv) the Sponsor agreed to convert 373,333 shares of Series A Preferred Stock into 1,028,986 shares of Class A Common Stock at the temporary Conversion Price.

As the Company was legally released from its obligation to pay certain accrued dividends to the Sponsor, the Company derecognized the accrued dividends in the amount of $3,733 as a result of the Conversion Agreement. The Company determined that the release of the accrued dividends represents paid-in-kind consideration in the form of a stock dividend, as the Sponsor agreed to receive Class A Common Stock at the reduced conversion price under the Conversion Agreement in exchange for waiving the Company’s obligation to pay the accrued dividends.

Additionally, the Company determined that the conversion of the Series A Preferred Stock into Class A Common Stock was an induced conversion as the reduced conversion price was only offered for a limited time and included the issuance of all equity securities issuable pursuant to the conversion privileges included in the terms of the Series A Preferred Stock for each share of Series A Preferred Stock that was converted to Class A Common Stock.

11. Series A Preferred Stock

As of December 31, 2025 and 2024, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to a convertible promissory note, dated April 17, 2023, between Envoy Medical Corporation and GAT (the “Envoy Bridge Note”), the Sponsor Support Agreement and the Subscription Agreement, the Company has outstanding an aggregate of 4,126,667 shares of Series A Preferred Stock as of December 31, 2025 and 2024 originally issued to the following investors:

●	1,000,000 shares of Series A Preferred Stock to GAT pursuant to the Envoy Bridge Note;

●	2,500,000 shares of Series A Preferred Stock to the Sponsor pursuant to the Sponsor Support Agreement; and

●	1,000,000 shares of Series A Preferred Stock to certain affiliates of the Sponsor in the PIPE Transaction pursuant to the Subscription Agreement.

As described subsequently in this note, on December 20, 2024, the Company entered into a Conversion and Waiver Agreement with the Sponsor whereby 373,333 shares of Series A Preferred Stock were converted into Class A Common Stock.

The holders of the Series A Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion Rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of Class A Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of December 31, 2025 and is adjustable for certain dilutive events.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per share per annum (“Regular Dividend”). The Regular Dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. If the Company fails to pay the Regular Dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%. The Company did not pay Regular Dividends during the quarters ended September 30, 2025 or December 31, 2025.

The holders of Series A Preferred Stock are also entitled to dividends or distributions (“Participating Dividends”) senior to Class A Common Stock of the Company when such dividends are declared. There were no Participating Dividends declared as of December 31, 2025.

Specifically pursuant to the 2,500,000 shares of Series A Preferred Stock issued subject to the Sponsor Support Agreement, any dividends arising will accrue and not require timely payment at any time when the Company has less than $10,000 of net tangible assets. The Company has not met the $10,000 net tangible asset requirement and has deferred payment on the dividends related to the 2,500,000 shares of Series A Preferred Stock held by the Sponsor. As of December 31, 2025 and 2024, the Company had accrued $2,628 and $78, respectively, in unpaid dividends as a result of the Sponsor Support Agreement.

With respect to the holders of the Series A Preferred Stock other than the Series A Preferred Stock subject to the Sponsor Support Agreement held by the Sponsor, the Company had accrued $1,134 and $613 as of December 31, 2025 and 2024, respectively, in unpaid Regular Dividends.

As of December 31, 2025, an additional dividend of $16 has been accrued for the unpaid Regular Dividends owed to the holders of the Series A Preferred Stock not subject to the Sponsor Support Agreement related to an additional dividend on the amount of the unpaid Regular Dividends as described above.

Liquidation Preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the Class A Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, if such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, had converted such shares of Series A Preferred Stock into Class A Common Stock.

Sponsor Induced Conversion

On December 20, 2024 (the “Effective Date”), the Company entered into a Conversion and Waiver Agreement (the “Conversion Agreement”) with the Sponsor.

As of the Effective Date of the Conversion Agreement, the Sponsor was the holder of 2,500,000 shares of the Company’s Series A Preferred Stock and the Contingent Sponsor Shares. The Contingent Sponsor Shares were unvested and subject to certain restrictions and risk of forfeiture under the Sponsor Support Agreement until certain milestones were achieved.

Pursuant to the terms of the Conversion Agreement, the Sponsor and the Company agreed that, upon the Effective Date of the Conversion Agreement: (i) the Sponsor waived the Company’s obligation to pay the $3,733 of dividends accrued on the Series A Preferred Stock as of the Effective Date; (ii) the Company waived the restriction and vesting requirement for the Contingent Sponsor Shares, making these shares unrestricted and freely tradable; (iii) the Company agreed to make a voluntary, temporary reduction in the conversion price, pursuant to the terms of the Certificate of Designation, of all of the outstanding shares of Series A Preferred Stock effective December 20, 2024 through January 20, 2025 from $11.50 per share of Class A Common Stock issuable upon conversion of a share of Series A Preferred Stock to $3.63 per share (the “Conversion Price Reduction”), with the conversion ratio determined by dividing the $10.00 original issue price of the Series A Preferred Stock by such Conversion Price; and (iv) the Sponsor agreed to convert 373,333 shares of Series A Preferred Stock into 1,028,986 shares of Class A Common Stock at the temporary Conversion Price.

As the Company was legally released from its obligation to pay certain accrued dividends to the Sponsor, the Company derecognized the accrued dividends in the amount of $3,733 as a result of the Conversion Agreement. The Company determined that the release of the accrued dividends represents paid-in-kind consideration in the form of a stock dividend, as the Sponsor agreed to receive Class A Common Stock at a reduced conversion price under the Conversion Agreement in exchange for waiving the Company’s obligation to pay the accrued dividends.

Additionally, the Company determined that the conversion of the Series A Preferred Stock into Class A Common Stock was an induced conversion as the reduced conversion price was only offered for a limited time and included the issuance of all equity securities issuable pursuant to the conversion privileges included in the terms of the Series A Preferred Stock for each share of Series A Preferred Stock that was converted to Class A Common Stock.